Long-Term Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-term Debt
1 4 .	Long-term Debt
April 2026 Notes
In April 2019, the Group issued US$500.0 million of April 2026 Notes with an interest rate of 1.375% per annum. The net proceeds to the Company from the issuance of the April 2026 Notes were US$488.2 million (RMB3,356.1 million), net of issuance costs of US$11.8 million (RMB81.1 million). The April 2026 Notes may be converted, at an initial conversion rate of 40.4040 ADSs per US$1,000 principal amount (which represents an initial conversion price of US$24.75 per ADS) at each holder’s option at any time prior to the close of business on the second business day immediately preceding the maturity date of April 1, 2026.
Holders of the April 2026 Notes may require the Company to repurchase all or part of their April 2026 Notes in cash on April 1, 2024 or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.
The issuance costs of the April 2026 Notes were amortized to interest expense over the contractual life to the maturity date (i.e., April 1, 2026). For the year ended December 31, 2019, 2020 and 2021, the April 2026 Notes related interest expense was US$6.4 million (RMB44.9 million), US$8.5 million (RMB58.6 million) and US$7.6 million (RMB49.1 million), respectively.

2027 Notes
In June 2020, the Group issued US$800.0 million of 2027 Notes with an interest rate of 1.25% per annum. The net proceeds to the Company from the issuance of the 2027 Notes were US$786.1 million (RMB5,594.8 million), net of issuance costs of US$13.9 million (RMB98.6 million). The 2027 Notes may be converted, at an initial conversion rate of 24.5516 ADSs per US$1,000 principal amount (which represents an initial conversion price of US$40.73 per ADS) at each holder’s option at any time prior to the close of business on the second business day immediately preceding the maturity date of June 15, 2027.
Holders of the 2027 Notes may require the Company to repurchase all or part of their 2027 Notes in cash on June 15, 2023 and June 15, 2025, or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.
The issuance costs of the 2027 Notes were amortized to interest expense over the contractual life to the maturity date (i.e., June 15, 2027). For the year ended December 31, 2020 and 2021, the 2027 Notes related interest expense was US$6.9 million (RMB46.8 million) and US$11.9 million (RMB76.8 million), respectively.
December 2026 Notes
In November 2021, the Group issued US$1,600 million of December 2026 Notes with an interest rate of 0.50% per annum. The net proceeds to the Company from the issuance of the December 2026 Notes were US$1,576.6 million (RMB10.1 billion), net of issuance costs of US$23.4 million (RMB149.6 million). The December 2026 Notes may be converted, at an initial conversion rate of 10.6419 ADSs per US$1,000 principal amount (which represents an initial conversion price of US$93.97 per ADS) at each holder’s option at any time prior to the close of business on the second business day immediately preceding the maturity date of December 1, 2026.

Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs or a combination of cash and ADSs, at the Company’s election. Holders of the Notes may elect to receive Class Z ordinary shares in lieu of any ADSs deliverable upon conversion.
Holders of the December 2026 Notes may require the Company to repurchase all or part of their December 2026 Notes in cash on December 1, 2024, or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.
The issuance costs of the December 2026 Notes were amortized to interest expense over the contractual life to the maturity date (i.e., December 1, 2026). For the year ended December 31, 2021, the
December 2026
Notes related interest expense was US$1.4 million (RMB8.7 million
).
The Company accounted for the April 2026 Notes, 2027 Notes and December 2026 Notes as single instruments as “Long-term debt” measured at its amortized cost, as none of the embedded features require bifurcation and recognition as derivatives and the April 2026 Notes, 2027 Notes and December 2026 Notes were not issued with a substantial premium. The issuance costs were recorded as an adjustment to the long-term debt and are amortized as interest expense using the effective interest method.

As of December 31, 2020 and 2021, the principal amount of April 2026 Notes was RMB3,262.5 million and RMB2,737.5 million, respectively. The unamortized debt issuance costs were RMB58.1 million and RMB39.8 million as of December 31, 2020 and 2021, respectively.
As of December 31, 2020 and 2021, the principal amount of 2027 Notes was RMB5,219.9 million and RMB5,100.6 million, respectively. The unamortized debt issuance costs were RMB83.3 million and RMB69.2 million, respectively, as of December 31, 2020 and 2021.
As of December 31, 2021, the principal amount of December 2026 Notes was RMB10,201.1 million. The unamortized debt issuance costs were RMB146.0 million as of December 31, and 2021.
During the year ended 2021, US$70.6 million in aggregate principal amount of April 2026 Notes were converted, pursuant to which the Company issued 2,854,253 ADSs to the holders of such Notes. Accordingly, the balance of the notes converted were derecognized and recorded as ordinary shares and additional paid-in capital.
During the year ended 2021, US$1,000 in aggregate principal amount of 2027 Notes were converted, pursuant to which the Company issued 24 ADSs to the holders of such Notes. Accordingly, the balance of the notes converted were derecognized and recorded as ordinary shares and additional paid-in capital.
The following table provides a summary of the Company’s unsecured senior notes as of December 31, 2020 and December 31, 2021:

	December 31, 2020	December 31, 2021	Effective interest rate
	Amounts	Amounts
	RMB in thousands
April 2026 Notes	3,204,309	2,697,698	1.74%
2027 Notes	5,136,613	5,031,312	1.52%
December 2026 Notes	—	10,055,082	0.80%

Carrying value	8,340,922	17,784,092
Unamortized discount and debt issuance costs	141,448	255,033

Total principal amounts of unsecured senior notes	8,482,370	18,039,125

As of December 31, 2021, the fair value of long-term debt, based on Level 2 inputs, was RMB21.2 billion.
As of December 31, 2021, RMB153.7 million, RMB457.2 million and RMB18.2 billion in aggregate principle amount and interest expenses related to the above unsecured senior notes are expected to be repaid within one year, in 1-3 years and 3 years afterwards, respectively, unless earlier converted, redeemed or repurchased.